Borrowings - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 JPY (¥) loan item	Aug. 07, 2024 JPY (¥)
Debt Instrument [Line Items]
Long-term debt	¥ 1,151,217
Credit facility	¥ 200,000
Number of loan agreements containing financial covenants | loan	0
Subsequent Event
Debt Instrument [Line Items]
Credit facility		¥ 200,000
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	5
Long-term debt	¥ 213,782
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage	100.00%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan	2
Long-term debt	¥ 56,407
Number of banks | item	3
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage	38.61%